Tidal Trust IV

234 West Florida Street, Suite 700

Milwaukee, WI 53204

May 22, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust IV (the “Trust”) File Nos. 333-285633, 811-24061

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, Portfolio Building Block World Ex US Industrials ETF, Portfolio Building Block US Banks ETF and Portfolio Building Block World Consumer Staples ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective May 19, 2026, and filed electronically as Post-Effective Amendment No. 20 to the Trust’s Registration Statement on Form N-1A on May 19, 2026.

If you have any questions or require further information, please contact Jonathan R. Massey at (262) 226-4032 or jmassey@tidalfg.com.

Sincerely,

/s/ Jonathan R. Massey

Jonathan R. Massey

SVP of Legal Services

Tidal Investments LLC, on behalf of Tidal Trust IV